Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	748,059,698.87	35,199
Yield Supplement Overcollateralization Amount 10/31/21	25,337,768.72	0
Receivables Balance 10/31/21	773,397,467.59	35,199
Principal Payments	31,763,885.80	740
Defaulted Receivables	394,413.83	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	23,866,822.13	0
Pool Balance at 11/30/21	717,372,345.83	34,445

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.22%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,941,178.99	174
Past Due 61-90 days	944,536.87	40
Past Due 91-120 days	230,602.87	11
Past Due 121+ days	0.00	0
Total	5,116,318.73	225

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.16%
Delinquency Trigger Occurred	NO

Recoveries	350,907.94
Aggregate Net Losses/(Gains) - November 2021	43,505.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	0.10%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	8,249,781.98
Actual Overcollateralization	8,249,781.98
Weighted Average Contract Rate	3.95%
Weighted Average Contract Rate, Yield Adjusted	5.70%
Weighted Average Remaining Term	49.42

Flow of Funds	$ Amount
Collections	34,691,333.35
Investment Earnings on Cash Accounts	319.62
Servicing Fee	(644,497.89)
Transfer to Collection Account	-
Available Funds	34,047,155.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	266,957.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,184,666.50
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	18,900,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,249,781.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,396,473.39

Total Distributions of Available Funds	34,047,155.08

Servicing Fee	644,497.89
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	739,457,012.33
Principal Paid	30,334,448.48
Note Balance @ 12/15/21	709,122,563.85

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2
Note Balance @ 11/15/21	161,457,012.33
Principal Paid	30,334,448.48
Note Balance @ 12/15/21	131,122,563.85
Note Factor @ 12/15/21	28.0332159%

Class A-3
Note Balance @ 11/15/21	416,710,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	416,710,000.00
Note Factor @ 12/15/21	100.0000000%

Class A-4
Note Balance @ 11/15/21	104,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	104,620,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	37,770,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	37,770,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	18,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	18,900,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	316,233.21
Total Principal Paid	30,334,448.48
Total Paid	30,650,681.69

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	47,091.63
Principal Paid	30,334,448.48
Total Paid to A-2 Holders	30,381,540.11

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2518302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.1566315
Total Distribution Amount	24.4084617

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1006791
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	64.8532272
Total A-2 Distribution Amount	64.9539063

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	104.99
Noteholders' Third Priority Principal Distributable Amount	623.05
Noteholders' Principal Distributable Amount	271.96

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	12,588,844.52
Investment Earnings	270.03
Investment Earnings Paid	(270.03)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,860,409.70	$3,052,094.74	$2,818,962.68
Number of Extensions	105	112	102
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.38%	0.34%